Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 42,300	$ 6,133	¥ 51,037	¥ 59,789
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	24,195	3,508	18,081	21,837
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 18,105	$ 2,625	¥ 32,956	¥ 37,952